Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2023
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 15 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

a.	Other receivables and prepaid expenses:

	December 31
	2023	2022
	in USD thousands

Value Added Tax authorities	15	6
Advances to suppliers	76	152
Other	17	3
	108	161

The carrying amounts of receivables approximate their fair value, as the effect of discounting is not material

b.	Accounts payable and accruals:

1) Trade:

	December 31
	2023	2022
	in USD thousands
Accounts payable:
In Sweden	29	16
Overseas	21	59
	50	75

2) Other:

Payroll and related expenses	354	247
Accrued expenses	364	258
Other	239	228
	957	733

The carrying amounts of accounts payable and accruals approximate their fair value, as the effect of discounting is not material.

c.	Information about geographical areas of non current assets

	Israel	USA	Mexico	Total
	in USD thousands

Property and equipment, net	27	522	87	636
Right-of-use assets, net	90	-	-	90
Investments in a joint venture accounted for using the equity method	527	-	-	527
Total	644	522	87	1,253

d.	Revenues

	Year ended December 31
	2023	2022	2021
	in USD thousands

Revenues	306	26	31
	306	26	31

Revenues of $306 (2022- $26) were from services the Group provided in connection with four feasibility studies in United States, Israel, Morocco, and Greece (2022- one feasibility study in Asia). To date, the Group has not generated any revenue from product sales.

e.	Research and development expenses:

	Year ended December 31
	2023	2022	2021
	in USD thousands

Payroll and related expenses	579	606	540
Loss on abandonment of fixed assets*	-	278	-
Depreciation	95	114	140
	674	998	680
Less – grants received	(155)	(100)	(10)
	519	898	670

*	See note 7.

Additional disclosure

Grants were received from Innovate UK as part of the Energy Catalyst Round 8: clean energy - experimental development competition, from Morocco’s Smart Port Challenge Competition, from the Israeli Ministry of Energy and from the European Commission under the Horizon 2020 Framework Program.

f.	Selling and marketing expenses:

	Year ended December 31
	2023	2022	2021
	in USD thousands

Payroll and related expenses	157	190	337
Overseas travels	165	192	56
Other	53	79	92
	375	461	485

g.	General and administrative expenses:

	Year ended December 31
	2023	2022	2021
	In USD thousands

Payroll and related expenses	705	658	824
Professional services	509	568	431
Depreciation	75	96	116
Other	475	937	538
	1,764	2,259	1,909

h.	Financial income and expenses:

	Year ended December 31
	2023	2022	2021
	In USD thousands

Financial income
Foreign currencies exchange gain, net	197	763	792
Interest on short term deposits	405	2	-
Finance income	602	765	792
Financial expenses
Bank commissions	(10)	(11)	(16)
Interest on long term loans and lease liability	(45)	(48)	(53)
Financial expenses	(55)	(59)	(69)
Financial income,, net	547	706	723